Insurance Payables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of insurance contracts [text block] [Abstract]
Schedule of insurance payables
	2021	2020
	USD ‘000	USD ‘000
Payables due to insurance companies and intermediaries	5,004	2,593
Reinsurers – amounts due in respect of ceded premium	84,515	80,868
	89,519	83,461